Property, Equipment, Improvements and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Summary of Property Equipment and Improvements

Property, equipment and improvements consisted of the following:

	As of December 31,		As of September 30, 2017
	2016	2015	(Unaudited)
Property and equipment	$164	$116	$169
Leasehold improvements	12	12	23

	176	128	192
Less: accumulated depreciation	(108)	(76)	(140)

Property, equipment and improvements, net	$68	$52	$52

Summary Of Capitalized Software

Capitalized software consisted of the following:

	As of December 31,		September 30, 2017
	2016	2015	(Unaudited)
Capitalized software	$471	$471	$471
Less: accumulated amortization	(150)	(31)	(294)

Capitalized software, net	$321	$440	$177